STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (2,582,171)	$ (1,410,514)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,462	954
Amortization of loan origination costs	$ 10,272	527
Imputed interest on non-interest bearing related party debts		134
Amortization of debt discount	$ 166,275	10,879
Stock based compensation, related parties	1,529,182	394,540
Stock based compensation	319,986	359,846
Decrease (increase) in assets:
Prepaid expenses	284	(3,450)
Increase (decrease) in liabilities:
Accounts payable	40,774	25,157
Accounts payable, related parties	29,369	(14,573)
Accrued interest	21,172	$ (2,577)
Accrued interest, related parties	1,170
Net cash used in operating activities	$ (462,225)	$ (639,077)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment		(2,374)
Net cash used in investing activities		$ (2,374)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party	$ 40
Proceeds from convertible notes payable	365,000	$ 75,000
Proceeds from notes payable, related parties	$ 30,000
Repayments on notes payable, related parties		$ (109,000)
Proceeds from the sale of common stock		762,250
Net cash provided by financing activities	$ 395,040	728,250
NET CHANGE IN CASH	(67,185)	86,799
CASH AT END OF PERIOD	$ 35,414	102,599
SUPPLEMENTAL INFORMATION:
Interest paid		$ 32,619
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note	$ 297,011	$ 37,019
Value of shares issued for conversion of debt	$ 227,388
Cashless exercise of common stock warrants, 250,000 warrants exercised		$ 37,981